17. INCOME TAXES (Details-Tax Expense) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Computed "expected" tax expense (benefit)	$ (755,744)	$ (1,034,086)
State taxes, net of federal benefit	(251,717)	(171,202)
Goodwill impairment and other non-deductible items	(74,120)	643,016
Change in federal tax rates	0	4,145,380
Change in deferred tax asset valuation allowance	1,081,081	(3,583,108)
Income tax expense	$ 0	$ 0